Selling Expenses - Schedule of Selling Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Selling Expenses [Abstract]
Commission paid	$ 268,733	$ 169,422	$ 144,476
Consulting expenses	268,931	4,974,139	1,485,807
Employee compensation and benefits	124,405	112,450	105,987
Entertainment expenses	207,226	227,284	247,713
Freight charges	716,356	675,134	592,053
Other expenses	220,541	184,322	133,340
Selling expenses	$ 1,806,192	$ 6,342,751	$ 2,709,376